Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
8.	Property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance, December 31, 2020	2,083	1,180	2,055	5,318
Additions	462	2	—	464
Additions through business combinations	298	31	—	329
Effects of movement in exchange rate	(20)	(1)	—	(21)

Balance, December 31, 2021	2,823	1,212	2,055	6,090
Additions	455	—	—	455
Impairment	(125)	—	—	(125)
Effects of movement in exchange rate	22	(2)	—	20

Balance, December 31, 2022	3,175	1,210	2,055	6,440

Accumulated depreciation
Balance, December 31, 2020	1,547	824	2,055	4,426
Depreciation	400	78	—	478

Balance, December 31, 2021	1,947	902	2,055	4,904
Depreciation	403	69	—	472
Impairment	(37)	—	—	(37)

Balance, December 31, 2022	2,313	971	2,055	5,339

Net book value
Balance, December 31, 2021	876	310	—	1,186

Balance, December 31, 2022	862	239	—	1,101

Upon completion of the acquisition of Carta on January 25, 2021 and Moka on May 4, 2021, the Company recognized property and equipment with fair values of $270 and $59 respectively, along with effects of exchange rate movement related to foreign subsidiaries on the consolidated statements of financial position.
Depreciation of property and equipment of $472 for the year ended December 31, 2022 (December 31, 2021 – $478) is included in depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).